Marketable Securities (Details Narrative) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 27, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	May 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair value						$ 842,976	$ 54,720	$ 842,976
Unrealized loss							$ (599,155)	$ (864,418)
Chijet [Member] | Restricted Stock [Member] | Chief Executive Officer [Member]
Restricted shares issuable in lieu of bonuses						267,500
Chijet [Member] | Accounts Payable [Member]
Contingent liability									$ 233,377
Common Stock [Member]
Share purchased		18,200	18,200
Share purchased, value		$ 36,330	$ 36,330
Chijet [Member]
Number of shares sold								271,679
Realized gain on sale of shares								$ 238,834
Fair value						$ 842,976		842,976
Unrealized loss								$ 1,511,488
Chijet [Member] | Restricted Common Stock [Member]
Restricted common stock issued conversion	1,662,434
Common stock considered as trading securities						1,200,821		1,200,821
Chijet [Member] | Common Stock [Member]
Restricted common stock issued conversion				96,000
Share purchased					48,000
Share purchased, value					$ 508,800
Jupiter Wellness Sponsor LLC [Member]
Investment										$ 2,908,300